Average Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund ETF)	Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - ETF Shares 11/1/2013 - 10/31/2014	Based on Market Value Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - ETF Shares 11/1/2013 - 10/31/2014	FTSE All-World ex US Index Vanguard FTSE All-World ex-US Index Fund Vanguard FTSE All-World ex-US Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.05%)	(4.86%)	(1.69%)	(4.56%)	(3.31%)
Five Years	4.55%	3.92%	3.58%	4.49%	4.75%
Since Inception	1.82%	1.32%	1.46%	1.80%	2.05%